NWNL SELECT VARIABLE ACCOUNT














                                 ANNUAL REPORT
                              FOR THE PERIOD ENDED
                               DECEMBER 31, 1995


                                     [LOGO]


This report provides information to Northwestern National Life Insurance Company's Select Variable Account Contract Owners. If it is used for any other purpose, it must be accompanied or preceded by a current NWNL Select Variable Account Prospectus which discloses any charges and other important information about the Account, together with the current Prospectuses for Northstar, Fidelity's Variable Insurance Product Fund (VIPF), Variable Insurance Products II (VIPF II) and the Putnam Capital Manager Trust (PCM).

                          INDEPENDENT AUDITORS' REPORT



Board of Directors
Northwestern National Life Insurance
Company and Contract Owners of
NWNL Select Variable Account:



  We have audited the accompanying statement of assets and liabilities of NWNL Select Variable Account as of December 31, 1995 and the related combined statements of operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the management of Northwestern National Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

  We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1995, by correspondence with the Account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NWNL Select Variable Account as of December 31, 1995, and the results of its operations and changes in Contract Owners' equity for each of the three years in the period ended December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 2, 1996

                          NWNL SELECT VARIABLE ACCOUNT
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1995
                   (in Thousands, Except Share and Unit Data)


                                                      Select         Select       Fidelity's VIPF  Fidelity's VIPF   Fidelity's VIPF
                                                   Capital Growth    Managed       Money Market      High Income      Equity-Income
ASSETS:                                              Fund, Inc.     Fund, Inc.       Portfolio        Portfolio         Portfolio
-------
Investments in mutual funds at market value:       -------------   -------------   --------------   --------------    -------------
NORTHWESTERN'S:
   Select Capital Growth Fund, Inc.
     0 shares (cost $-)                                      $-
    Select Managed Fund, Inc.
     0 shares (cost $-)                                                   $ -

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     19,384,402 shares (cost $19,384)                                                  $19,384
    High Income Portfolio
     1,917,187 shares (cost $21,472)                                                                    $23,102
    Equity-Income Portfolio
     4,804,452 shares (cost $71,360)                                                                                       $92,582
    Growth Portfolio
     3,114,103 shares (cost $68,697)
    Overseas Portfolio
     1,539,261 shares (cost $24,059)
    Asset Manager Portfolio
     3,137,752 shares (cost $44,874)
    Investment Grade Bond Portfolio
     1,282,434 shares (cost $14,901)
    Index 500 Portfolio
     105,609 shares (cost $6,885)
   Contrafund Portfolio
     388,952 shares (cost $5,225)

PUTNAM'S PCM:
   Diversified Income Fund
     637,861 shares (cost $6,466)
    Growth and Income Fund
     536,994 shares (cost $9,984)
    Utilities Growth and Income Fund
     268,645 shares (cost $3,148)
    Voyager Fund
     633,805 shares (cost $16,013)
   Asia Pacific Growth Fund
     76,773 shares (cost $765)
   New Opportunities Fund
     240,228 shares (cost $3,441)

NORTHSTAR'S:
   Income and Growth Fund
     40,273 shares (cost $461)
   Growth Fund
     17,484 shares (cost $213)
   Multi-Sector Bond Fund
     48,730 shares (cost $248)
                                                     ----------    ----------       ----------       ----------         ----------
   Total Assets                                              $-            $-          $19,384          $23,102            $92,582
                                                     ==========    ==========       ==========       ==========         ==========

LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northwestern National Life Insurance Company
   for contract charges and reserve transfers                $-            $-              $20              $24                $98
Contract Owners' Equity                                       -             -           19,364           23,078             92,484
                                                     ----------    ----------       ----------       ----------         ----------
   Total Liabilities and Contract Owners' Equity             $-            $-          $19,384          $23,102            $92,582
                                                     ==========    ==========       ==========       ==========         ==========

Units Outstanding:                                            -             -    1,607,916.548    1,368,646.703      4,437,068.543

Net Asset Value per Unit:
     Select*Annuity II
           Tax-Qualified                                     $-            $-       $14.093183       $21.133192         $25.834771
           Non-Tax Qualified                                 $-            $-       $14.093183       $21.133192         $25.834771
     Select*Annuity  III
           Tax-Qualified                                     $-            $-       $10.731589       $11.456275         $14.008100
           Non-Tax Qualified                                 $-            $-       $10.731589       $11.456275         $14.008100

    The accompanying notes are an integral part of the financial statements.

                                                                                              Fidelity's
                                               Fidelity's                      Fidelity's      VIPF II       Fidelity's   Fidelity's
                                                  VIPF      Fidelity's VIPF     VIPF II       Investment        VIPF II     VIPF II
                                                 Growth        Overseas      Asset Manager    Grade Bond      Index 500   Contrafund
ASSETS:                                         Portfolio      Portfolio       Portfolio      Portfolio       Portfolio    Portfolio
-------
Investments in mutual funds at market value: ------------- -------------     -------------   -------------  ------------ -----------
NORTHWESTERN'S:
   Select Capital Growth Fund, Inc.
     0 shares (cost $-)
    Select Managed Fund, Inc.
     0 shares (cost $-)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     19,384,402 shares (cost $19,384)
    High Income Portfolio
     1,917,187 shares (cost $21,472)
    Equity-Income Portfolio
     4,804,452 shares (cost $71,360)
    Growth Portfolio
     3,114,103 shares (cost $68,697)              $90,932
    Overseas Portfolio
     1,539,261 shares (cost $24,059)                              $26,244
    Asset Manager Portfolio
     3,137,752 shares (cost $44,874)                                             $49,545
    Investment Grade Bond Portfolio
     1,282,434 shares (cost $14,901)                                                            $16,005
    Index 500 Portfolio
     105,609 shares (cost $6,885)                                                                               $7,996
   Contrafund Portfolio
     388,952 shares (cost $5,225)                                                                                            $5,360

PUTNAM'S PCM:
   Diversified Income Fund
     637,861 shares (cost $6,466)
    Growth and Income Fund
     536,994 shares (cost $9,984)
    Utilities Growth and Income Fund
     268,645 shares (cost $3,148)
    Voyager Fund
     633,805 shares (cost $16,013)
   Asia Pacific Growth Fund
     76,773 shares (cost $765)
   New Opportunities Fund
     240,228 shares (cost $3,441)

NORTHSTAR'S:
   Income and Growth Fund
     40,273 shares (cost $461)
   Growth Fund
     17,484 shares (cost $213)
   Multi-Sector Bond Fund
     48,730 shares (cost $248)
                                               ----------      ----------     ----------     ----------     ----------   ----------
   Total Assets                                   $90,932         $26,244        $49,545        $16,005         $7,996       $5,360
                                                  =======         =======        =======        =======         ======       ======

LIABILITIES AND CONTRACT OWNERS' EQUITY:
Due to Northwestern National Life Insurance
   Company for contract charges and reserve
   transfers                                          $98             $28            $53            $18             $9           $6
Contract Owners' Equity                            90,834          26,216         49,492         15,987          7,987        5,354
                                               ----------      ----------     ----------     ----------     ----------   ----------
   Total Liabilities and Contract Owners'
    Equity                                        $90,932         $26,244        $49,545        $16,005         $7,996       $5,360
                                                  =======         =======        =======        =======         ======       ======

Units Outstanding:                          4,004,682.840   1,821,113.544  3,660,661.401  1,284,788.353    575,979.607  440,844.341

Net Asset Value per Unit:
     Select*Annuity II
           Tax-Qualified                       $28.140162      $17.036049     $15.180714     $13.997190     $14.354982           $-
           Non-Tax Qualified                   $28.140162      $17.036049     $15.180714     $13.997190     $14.354982           $-
     Select*Annuity  III
           Tax-Qualified                       $13.161108      $10.756888     $10.609566     $10.966152     $13.459368   $12.103084
           Non-Tax Qualified                   $13.161108      $10.756888     $10.609566     $10.966152     $13.459368   $12.103084

    The accompanying notes are an integral part of the financial statements.

                          NWNL SELECT VARIABLE ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                               December 31, 1995
                   (in Thousands, Except Share and Unit Data)

                                                       Putnam's PCM   Putnam's PCM    Putnam's PCM                     Putnam's PCM
                                                        Diversified    Growth and   Utilities Growth   Putnam's PCM    Asia Pacific
                                                          Income         Income        and Income         Voyager         Growth
ASSETS:                                                    Fund           Fund            Fund             Fund            Fund
-------
Investments in mutual funds at market value:           -------------  -------------   -------------    -------------   -------------
NORTHWESTERN'S:
    Select Capital Growth Fund, Inc.
     0 shares (cost $-)
    Select Managed Fund, Inc.
     0 shares (cost $-)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     19,384,402 shares (cost $19,384)
    High Income Portfolio
     1,917,187 shares (cost $21,472)
    Equity-Income Portfolio
     4,804,452 shares (cost $71,360)
    Growth Portfolio
     3,114,103 shares (cost $68,697)
    Overseas Portfolio
     1,539,261 shares (cost $24,059)
    Asset Manager Portfolio
     3,137,752 shares (cost $44,874)
    Investment Grade Bond Portfolio
     1,282,434 shares (cost $14,901)
    Index 500 Portfolio
     105,609 shares (cost $6,885)
   Contrafund Portfolio
     388,952 shares (cost $5,225)

PUTNAM'S PCM:
   Diversified Income Fund
     637,861 shares (cost $6,466)                            $7,036
    Growth and Income Fund
     536,994 shares (cost $9,984)                                         $11,529
    Utilities Growth and Income Fund
     268,645 shares (cost $3,148)                                                          $3,568
    Voyager Fund
     633,805 shares (cost $16,013)                                                                         $19,331
   Asia Pacific Growth Fund
     76,773 shares (cost $765)                                                                                                 $785
   New Opportunities Fund
     240,228 shares (cost $3,441)

NORTHSTAR'S:
   Income and Growth Fund
     40,273 shares (cost $461)
   Growth Fund
     17,484 shares (cost $213)
   Multi-Sector Bond Fund
     48,730 shares (cost $248)
                                                         ----------    ----------      ----------       ----------       ----------
   Total Assets                                              $7,036       $11,529          $3,568          $19,331             $785
                                                           =========    =========       =========        =========        =========


LIABILITIES AND POLICYOWNERS' EQUITY:
Due to Northwestern National Life Insurance Company
   for accrued mortality and expense risks                $       8    $       12       $       4       $       26          $     -
Contract Owners' Equity                                       7,028        11,517           3,564           19,305              785
                                                         ----------    ----------      ----------       ----------       ----------
   Total Liabilities and Policyowners' Equity                $7,036       $11,529          $3,568          $19,331             $785
                                                             ======       =======          ======          =======          =======

Units Outstanding:                                      632,420.015   859,405.339     294,096.722    1,370,458.827       77,406.519

Net Asset Value per Unit:
     Select*Annuity II
           Tax-Qualified                                 $11.574062    $13.669050      $12.590873       $14.531254         $      -
           Non-Tax Qualified                             $11.574062    $13.669050      $12.590873       $14.531254         $      -
     Select*Annuity  III
           Tax-Qualified                                 $11.066646    $13.316238      $12.007195       $13.927167       $10.136110
           Non-Tax Qualified                             $11.066646    $13.316238      $12.007195       $13.927167       $10.136110

    The accompanying notes are an integral part of the financial statements.


                                                         Putnam's PCM    Northstar's
                                                              New          Income       Northstar's     Northstar's
                                                         Opportunities   and Growth       Growth     Multi-Sector Bond
ASSETS:                                                      Fund           Fund           Fund            Fund            Total
-------
Investments in mutual funds at market value:             -------------  ------------   ------------    ------------    ------------
NORTHWESTERN'S:
    Select Capital Growth Fund, Inc.
     0 shares (cost $-)                                                                                                         $-
    Select Managed Fund, Inc.
     0 shares (cost $-)                                                                                                          -

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
     19,384,402 shares (cost $19,384)                                                                                       19,384
    High Income Portfolio
     1,917,187 shares (cost $21,472)                                                                                        23,102
    Equity-Income Portfolio
     4,804,452 shares (cost $71,360)                                                                                        92,582
    Growth Portfolio
     3,114,103 shares (cost $68,697)                                                                                        90,932
    Overseas Portfolio
     1,539,261 shares (cost $24,059)                                                                                        26,244
    Asset Manager Portfolio
     3,137,752 shares (cost $44,874)                                                                                        49,545
    Investment Grade Bond Portfolio
     1,282,434 shares (cost $14,901)                                                                                        16,005
    Index 500 Portfolio
     105,609 shares (cost $6,885)                                                                                            7,996
   Contrafund Portfolio
     388,952 shares (cost $5,225)                                                                                            5,360

PUTNAM'S PCM:
   Diversified Income Fund
     637,861 shares (cost $6,466)                                                                                            7,036
    Growth and Income Fund
     536,994 shares (cost $9,984)                                                                                           11,529
    Utilities Growth and Income Fund
     268,645 shares (cost $3,148)                                                                                            3,568
    Voyager Fund
     633,805 shares (cost $16,013)                                                                                          19,331
   Asia Pacific Growth Fund
     76,773 shares (cost $765)                                                                                                 785
   New Opportunities Fund
     240,228 shares (cost $3,441)                             $3,755                                                         3,755

NORTHSTAR'S:
   Income and Growth Fund
     40,273 shares (cost $461)                                                  $459                                           459
   Growth Fund
     17,484 shares (cost $213)                                                                $202                             202
   Multi-Sector Bond Fund
     48,730 shares (cost $248)                                                                                $250             250
                                                          ----------      ----------    ----------      ----------      ----------
   Total Assets                                               $3,755            $459          $202            $250        $378,065
                                                              ======            ====          ====            ====        ========


LIABILITIES AND POLICYOWNERS' EQUITY:
Due to Northwestern National Life Insurance Company
   for accrued mortality and expense risks                 $       9          $    1       $     -              $-        $    414
Contract Owners' Equity                                        3,746             458           202             250         377,651
                                                          ----------      ----------    ----------      ----------      ----------
   Total Liabilities and Policyowners' Equity                 $3,755            $459          $202            $250        $378,065
                                                              ======            ====          ====            ====        ========

Units Outstanding:                                       279,169.636      38,118.380    16,298.318      21,963.823  22,791,039.459

Net Asset Value per Unit:
     Select*Annuity II
           Tax-Qualified                                   $       -         $     -       $     -         $     -
           Non-Tax Qualified                               $       -         $     -       $     -         $     -
     Select*Annuity  III
           Tax-Qualified                                  $13.350615      $12.022356    $12.371427      $11.388122
           Non-Tax Qualified                              $13.350615      $12.022356    $12.371427      $11.388122

The accompanying notes are an integral part of the financial statements.

                          NWNL SELECT VARIABLE ACCOUNT
                      STATEMENT OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                                 (In Thousands)



                                                    YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                   DECEMBER 31,     DECEMBER 31,       DECEMBER 31,
                                                       1995             1994                1993
                                                   ------------      -----------        ------------
Net investment income:
  Reinvested dividend income ...............         $    5,942         $    3,970         $    3,263
  Reinvested capital gains .................              3,314              6,860              1,162
  Administrative Expenses .................              (4,764)            (3,286)            (2,078)
                                                      ---------          ---------          ---------
    Net investment income and capital gains               4,492              7,544              2,347
                                                      ---------          ---------          ---------
Realized and unrealized gains (losses):
  Net realized gains on
    redemptions of fund shares .............              9,391              3,754              2,426
  Increase (decrease) in unrealized
    appreciation of investments ............             51,022            (13,578)            14,384
                                                      ---------          ---------          ---------
    Net realized and unrealized gains (losses)           60,413             (9,824)            16,810
                                                      ---------          ---------          ---------
       Net additions (reductions) from operations        64,905            (2,280)             19,157
                                                      ---------          ---------          ---------
Contract Owners' transactions:
  Net purchase payments ....................             90,585             88,469             59,995
  Surrenders ...............................            (21,291)           (13,237)            (9,072)
  Transfers between Sub-Accounts
     and Fixed Account .....................               (913)              (508)               539
  Annuity payments .........................               (958)            (1,265)              (602)
  Transfers (from) to required reserves ....               (146)                17                (91)
                                                      ---------          ---------          ---------
    Net additions for Contract Owners' transactions      67,277             73,476             50,769
                                                      ---------          ---------          ---------
         Net additions for the year.........            132,182             71,196             69,926

Contract Owners' Equity, beginning of the year          245,469            174,273            104,347
                                                      ---------          ---------          ---------
Contract Owners' Equity, end of the year ...           $377,651           $245,469           $174,273
                                                       ========           ========           ========






    The accompanying notes are an integral part of the financial statements.

                          NWNL SELECT VARIABLE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   NWNL Select Variable Account (the "Account") is a separate account of Northwestern National Life Insurance Company ("NWNL" or "Northwestern"), a wholly owned subsidiary of ReliaStar Financial Corp. (formerly The NWNL Companies, Inc.). The Account is registered as a unit investment trust under the Investment Company Act of 1940.

   Purchase payments received under the contracts are allocated to Sub-Accounts of the Account, each of which invested in one of the following Funds during the period (see note 4):

 FIDELITY'S VIPF AND VIPF II:             PUTNAM'S PCM:                               NORTHSTAR FUNDS:
 ----------------------------             -------------                               ----------------
 Money Market Portfolio                   Diversified Income Fund                     Growth Fund
 High Income Portfolio                    Growth and Income Fund                      Income and Growth Fund
 Equity-Income Portfolio                  Utilities Growth and Income Fund            Multi-Sector Bond Fund
 Growth Portfolio                         Voyager Fund
 Overseas Portfolio                       Asia Pacific Growth Fund
 Asset Manager Portfolio                  New Opportunities Fund
 Investment Grade Bond Portfolio
 Index 500 Portfolio
 Contrafund Portfolio



   Northstar Investment Management Corporation, an affiliate of NWNL, is the investment adviser for the three Northstar Funds and is paid fees for its services by the Funds. Fidelity Management & Research Company is the investment adviser for Fidelity's VIPF and VIPF II and is paid fees for its services by the VIPF and VIPF II portfolios. Putnam Investment Management, Inc. is the investment adviser for the PCM Funds and is paid fees for its services by the PCM Funds. See the related Funds' prospectuses for further information. On May 3, 1993, NWNL added the Sub-Accounts investing in shares of Index 500 Portfolio. On January 6, 1994 NWNL established sub-accounts investing in the PCM Funds which were made available to purchasers of NWNL's Select*Annuity III variable annuity contracts. On May 2, 1994, Sub-Accounts investing in the PCM Funds were also made available to purchasers of NWNL's Select*Annuity II variable annuity contracts. On December 30, 1994, Sub-Accounts investing in the Northstar Funds were made available to purchasers of NWNL's Select*Annuity III variable annuity contracts. On April 30, 1995, Sub-Accounts investing in the VIPF II Contrafund Portfolio, the PCM Asia Pacific Growth Fund and the PCM New Opportunities Fund were made available to purchasers of NWNL's Select*Annuity III variable annuity contracts.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by NWNL, are offset by transfers to, or from, NWNL.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or NWNL.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, NWNL will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by NWNL to Contract Owners' Variable Accumulation Values in the Account in accordance with the terms of the Contracts. These charges may include: an annual administrative/contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by NWNL. NWNL bears the risk of adverse mortality experience and any costs for sales and administrative services and expenses which exceed these periodic charges.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, NWNL may deduct the amount of the tax from the purchase payments received or the value of the contract at annuitization.

4. NORTHWESTERN'S SELECT FUNDS:
   On May 1, 1995, Select Capital Growth Fund, Inc. ("SCG") and Select Managed Fund, Inc. ("SMF") were liquidated, and Contract Owners' values in the Sub-Accounts investing in SCG and SMF were transferred to the Sub-Accounts investing in shares of the VIPF Growth Portfolio and VIPF II Asset Manager Portfolio, respectively.

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



5. INVESTMENTS:
   The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1995, 1994 and 1993, were as follows, (in thousands):


                                                                                          SELECT
                                                                                     CAPITAL GROWTH
                                         TOTAL                                          FUND, INC.
                     ---------------------------------------------      ----------------------------------------------

                     Year ended      Year ended      Year ended      Year ended     Year ended     Year ended
                      Dec. 31,        Dec. 31,        Dec. 31,        Dec. 31,       Dec. 31,       Dec. 31,
                        1995            1994            1993            1995           1994           1993
                      ---------       ---------       ---------       ---------      ---------      ---------
Proceeds from
  redemptions ......    $83,108         $49,854         $25,718          $6,333         $1,992         $1,749
Cost ...............     73,717          46,100          23,292           6,809          2,111          1,738
                      ---------       ---------       ---------       ---------      ---------      ---------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....   $  9,391          $3,754          $2,426           ($476)         ($119)           $11
                       ========          ======          ======           =====          =====            ===


                                    FIDELITY'S VIPF                                      FIDELITY'S VIPF
                                      HIGH INCOME                                         EQUITY-INCOME
                                       PORTFOLIO                                            PORTFOLIO
                     -----------------------------------------      ----------------------------------------

                     Year ended     Year ended      Year ended       Year ended     Year ended    Year ended
                      Dec. 31,       Dec. 31,        Dec. 31,         Dec. 31,       Dec. 31,      Dec. 31,
                        1995           1994            1993            1995            1994          1993
                      ---------      ---------       ---------       ----------      ---------    ----------
Proceeds from
  redemptions ......     $5,766         $4,887          $1,962          $7,777         $5,135         $1,901
Cost ...............      5,414          4,460           1,419           5,469          4,129          1,570
                      ---------      ---------       ---------        ---------      ---------     ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......    $   352         $  427         $   543          $2,308         $1,006           $331
                        =======         ======         =======          ======         ======           ====



                                  FIDELITY'S VIPF II                            FIDELITY'S VIPF II
                                     ASSET MANAGER                               INVESTMENT GRADE
                                       PORTFOLIO                                  BOND PORTFOLIO
                     ----------------------------------------       ------------------------------------------

                     Year ended     Year ended     Year ended       Year ended      Year ended     Year ended
                      Dec. 31,       Dec. 31,       Dec. 31,         Dec. 31,        Dec. 31,       Dec. 31,
                        1995           1994           1993             1995            1994           1993
                      ---------      ---------      ---------        ---------       ---------      ----------
Proceeds from
  redemptions ......     $9,653         $2,543           $337           $5,108          $5,246          $1,759
Cost ...............      8,857          2,270            285            4,997           5,342           1,648
                      ---------      ---------      ---------        ---------       ---------       ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......     $  796         $  273          $  52         $    111           ($96)        $   111
                      =========      =========      =========         ========      =========         =======


                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         SELECT                                        FIDELITY'S VIPF
                                         MANAGED                                        MONEY MARKET
                                        FUND, INC.                                        PORTFOLIO
                     ---------------------------------------------       ---------------------------------------------

                     Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
                      Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                        1995              1994             1993              1995             1994              1993
                      ---------         ---------        ---------         ---------        ---------         ---------
Proceeds from
  redemptions ......     $6,137            $2,175           $3,098           $16,985          $15,801            $9,347
Cost ...............      6,129             2,035            2,858            16,985           15,801             9,347
                      ---------         ---------        ---------         ---------        ---------         ---------
Net realized gains
   (losses) on
   redemptions of
   fund shares .....     $    8           $   140           $  240            $    -        $       -          $      -
                         ======           =======            =====             =====        =========          ========


                                     FIDELITY'S VIPF                                     FIDELITY'S VIPF
                                         GROWTH                                             OVERSEAS
                                        PORTFOLIO                                           PORTFOLIO
                     ---------------------------------------------       ----------------------------------------------

                     Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
                      Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                        1995              1994             1993              1995             1994              1993
                      ---------         ---------        ---------         ---------        ---------         ---------
Proceeds from
  redemptions ......    $11,631            $6,277           $3,178            $6,179           $3,143            $2,269
Cost ...............      7,195             4,716            2,113             5,293            2,551             2,197
                      ---------         ---------        ---------         ---------        ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......     $4,436            $1,561           $1,065            $  886           $  592           $     72
                         ======            ======            =====             =====           ======           ========


                                   FIDELITY'S VIPF II                                  FIDELITY'S VIPF II
                                        INDEX 500                                          CONTRAFUND
                                        PORTFOLIO                                           PORTFOLIO
                     ---------------------------------------------        ---------------------------------------------

                     Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
                      Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                        1995              1994             1993              1995             1994              1993
                      ---------         ---------        ---------         ---------        ---------         ---------
Proceeds from
  redemptions ......     $1,802              $355             $118              $140               $-                $-
Cost ...............      1,542               352              117               119                -                 -
                      ---------         ---------        ---------         ---------        ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......     $  260                $3            $   1             $  21               $-                $-
                      =========         =========        =========         =========        =========         =========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



5. INVESTMENTS (CONTINUED):
   The net realized gains (losses) on redemptions of fund shares for the years ended December 31, 1995, 1994 and 1993, were as follows, (in thousands):



                                     PUTNAM'S PCM                                         PUTNAM'S PCM
                                  DIVERSIFIED INCOME                                    GROWTH AND INCOME
                                         FUND                                                 FUND
                     ---------------------------------------------       ----------------------------------------------

                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1995             1994              1993             1995              1994             1993
                     ----------        ----------        ---------        ----------        ----------      -----------
Proceeds from
  redemptions ......     $1,414              $500               $-            $1,006             $400                $-
Cost................      1,334               515                -               876              407                 -
                      ---------         ---------        ---------        ----------        ---------       -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......    $    80            ($ 15)               $-            $  130           ($  7)                $-
                      =========         =========        =========         =========        =========         =========


                                     PUTNAM'S PCM                                         PUTNAM'S PCM
                                     ASIA PACIFIC                                       NEW OPPORTUNITIES
                                      GROWTH FUND                                             FUND
                     ---------------------------------------------       ----------------------------------------------

                     Year ended       Year ended        Year ended       Year ended        Year ended       Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,
                        1995             1994              1993             1995              1994             1993
                      ---------        ---------         ---------        ----------         ---------        ---------
Proceeds from
  redemptions ......        $96               $-               $-               $321              $-                $-
Cost ...............         96                -                -                262               -                 -
                      ---------        ---------         ---------        ----------         ---------        ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......         $-               $-               $-              $  59              $-                $-
                      =========        =========        =========          =========         =========        ========


                                      NORTHSTAR'S
                                   MULTI-SECTOR BOND
                                         FUND
                     ---------------------------------------------

                     Year ended       Year ended        Year ended
                      Dec. 31,         Dec. 31,          Dec. 31,
                        1995             1994              1993
                      ---------        ---------         ---------
Proceeds from
  redemptions ......        $37               $-               $-
Cost ...............         37                -                -
                      ---------        ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......         $-               $-               $-
                      =========        =========         ========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                       PUTNAM'S PCM
                                         UTILITIES                                          PUTNAM'S PCM
                                     GROWTH AND INCOME                                        VOYAGER
                                           FUND                                                FUND
                      ----------------------------------------------       ---------------------------------------------

                      Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
                       Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                         1995              1994             1993              1995             1994              1993
                        ---------         ---------        ---------       ----------         ---------         ---------
Proceeds from
  redemptions ......         $548             $231                $-           $2,124            $1,169                $-
Cost................          493              240                 -            1,764             1,171                 -
                        ---------        ---------         ---------        ---------         ---------         ---------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......        $  55           ($  9)                $-           $  360         ($     2)                $-
                        =========       =========          =========        =========         ========          =========

                                        NORTHSTAR'S                                         NORTHSTAR'S
                                     INCOME AND GROWTH                                        GROWTH
                                           FUND                                                FUND
                      ---------------------------------------------        ---------------------------------------------

                      Year ended        Year ended       Year ended        Year ended       Year ended        Year ended
                       Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,         Dec. 31,          Dec. 31,
                         1995              1994             1993              1995             1994              1993
                      ----------         ---------        ---------         ---------        ---------       -----------
Proceeds from
  redemptions ......         $36               $-                $-               $15               $-                $-
Cost ...............          34                -                 -                12                -                 -
                      ----------         ---------        ---------         ---------        ---------       -----------
Net realized gains
  (losses) on
  redemptions of
  fund shares ......          $ 2              $-                $-               $ 3               $-                $-
                        =========        ========         =========         =========        =========         =========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


6. CONTRACT OWNERS' TRANSACTIONS:
   Unit transactions in each Sub-Account during the years ended December 31, 1995, 1994 and 1993, were as follows:



                                                   SELECT
                                                   CAPITAL                                    SELECT
                                                   GROWTH                                     MANAGED
                                                 FUND, INC.                                 FUND, INC.
                                   ----------------------------------------  ----------------------------------------

                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993          1995          1994          1993
                                   -----------   -----------   ------------  ------------   -----------   ------------
Units outstanding,
   beginning of year ............   199,602.754   236,351.642   271,515.708   385,981.897   495,999.026   638,164.404
Units purchased .................     2,170.070     9,956.716    15,436.126     3,513.590    20,863.027    37,212.420
Units redeemed ..................    (9,983.707)  (28,276.780)  (34,147.193)  (20,308.314)  (74,417.627) (110,890.381)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................  (191,789.117)  (18,428.824)  (16,452.999) (369,187.173)  (56,462.529)  (68,487.417)
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year ..................             -   199,602.754   236,351.642             -   385,981.897   495,999.026
                                    ===========   ===========   ===========   ===========   ===========   ===========


                                              FIDELITY'S VIPF                            FIDELITY'S VIPF
                                                   GROWTH                                    OVERSEAS
                                                  PORTFOLIO                                  PORTFOLIO
                                  ----------------------------------------   -----------------------------------------

                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993          1995          1994          1993
                                  -------------   -----------   -----------  ------------   -----------   -----------
Units outstanding,
   beginning of year............. 3,085,291.094 2,019,876.667 1,448,782.791 1,680,499.232   819,347.654   456,485.166
Units purchased .................   769,630.128 1,070,554.250   581,545.451   381,191.472   724,437.332   286,453.475
Units redeemed ..................  (279,858.707) (153,211.193) (100,708.718) (120,861.323)  (55,236.857)  (38,568.188)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................   429,620.325   148,071.370    90,257.143  (119,715.837)  191,951.103   114,977.201
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year..................  4,004,682.840 3,085,291.094 2,019,876.667 1,821,113.544 1,680,499.232   819,347.654
                                  ============= ============= ============= ============= =============   ===========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                FIDELITY'S VIPF                           FIDELITY'S VIPF
                                                  MONEY MARKET                               HIGH INCOME
                                                    PORTFOLIO                                 PORTFOLIO
                                   --------------------------------------------  -----------------------------------------

                                   Year ended      Year ended    Year ended       Year ended    Year ended    Year ended
                                     Dec. 31,       Dec. 31,      Dec. 31,         Dec. 31,      Dec. 31,      Dec. 31,
                                       1995            1994          1993             1995          1994          1993
                                    -------------   ------------  ------------   -------------   -----------   -----------
Units outstanding,
   beginning of year ............  1,183,020.139     827,229.012   987,749.178   1,018,223.635   798,986.176   441,254.684
Units purchased .................  1,210,518.082     947,248.323   434,478.460     405,708.793   421,702.041   352,007.382
Units redeemed ..................   (120,871.417)   (125,836.730) (133,871.819)    (74,441.049)  (62,304.904)  (24,288.804)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................   (664,750.256)   (465,620.466) (461,126.807)     19,155.324  (140,159.678)   30,012.914
                                     -----------     -----------   -----------     -----------   -----------   -----------
Units outstanding,
   end of year ..................  1,607,916.548   1,183,020.139   827,229.012    1,368,646.703 1,018,223.635  798,986.176
                                   =============   =============   ===========    ============= =============  ===========


                                               FIDELITY'S VIPF
                                                EQUITY-INCOME
                                                  PORTFOLIO

                                   -------------------------------------------
                                     Year ended    Year ended      Year ended
                                      Dec. 31,      Dec. 31,        Dec. 31,
                                        1995          1994            1993
                                   -----------   -------------   -------------
Units outstanding,
   beginning of year ............  257,109.719   2,319,003.995   1,655,722.841
Units purchased .................  101,417.898     933,801.967     660,349.935
Units redeemed ..................  259,661.010)   (196,100.661)   (114,399.458)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................  338,201.936     200,404.418     117,330.677
                                   -----------     -----------     -----------
Units outstanding,
   end of year ..................  437,068.543   3,257,109.719   2,319,003.995
                                   ===========   =============   =============

                                                 FIDELITY'S VIPF II                          FIDELITY'S VIPF II
                                                    ASSET MANAGER                            INVESTMENT GRADE
                                                      PORTFOLIO                                BOND PORTFOLIO
                                   -------------------------------------------     ---------------------------------------

                                   Year ended      Year ended    Year ended       Year ended    Year ended    Year ended
                                     Dec. 31,        Dec. 31,      Dec. 31,         Dec. 31,      Dec. 31,      Dec. 31,
                                       1995            1994          1993             1995          1994          1993
                                   -------------     -----------   -----------     -----------   -----------   -----------
Units outstanding,
   beginning of year.............  3,382,528.684   1,727,140.831   522,703.230     993,890.531   729,334.990   352,117.005
Units purchased .................    542,582.388   1,624,947.759   999,767.151     723,466.175   651,757.704   487,892.585
Units redeemed ..................   (270,565.326)   (115,058.014)  (25,959.676)    (49,436.532)  (69,080.787)  (32,664.573)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................      6,115.655     145,498.108   230,630.126    (383,131.821) (318,121.376)  (78,010.027)
                                   -------------     -----------   -----------     -----------   -----------   -----------
Units outstanding,
   end of year..................   3,660,661.401   3,382,528.684 1,727,140.831   1,284,788.353   993,890.531   729,334.990
                                   =============   ============= =============   =============   ===========   ===========

                                             FIDELITY'S VIPF II
                                                  INDEX 500
                                                  PORTFOLIO
                                   ---------------------------------------

                                   Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993
                                   -----------   -----------   -----------
Units outstanding,
   beginning of year.............  263,727.290   102,493.314             -
Units purchased .................  230,822.310   139,102.547    89,685.213
Units redeemed ..................  (16,245.621)  (12,679.127)       (5.659)
Units transferred between
   Sub-Accounts and/or
   Fixed Account.................   97,675.628    34,810.556    12,813.760
                                   -----------   -----------   -----------
Units outstanding,
   end of year..................   575,979.607   263,727.290   102,493.314
                                   ===========   ===========   ===========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



6. CONTRACT OWNERS' TRANSACTIONS (CONTINUED):
   Unit transactions in each Sub-Account during the years ended December 31, 1995, 1994 and 1993, were as follows:


                                             FIDELITY'S VIPF II                            PUTNAM'S PCM
                                                 CONTRAFUND                             DIVERSIFIED INCOME
                                                  PORTFOLIO                                    FUND
                                    -------------------------------------    ----------------------------------------

                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993          1995          1994          1993
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............             -             -             -   350,570.940             -             -
Units purchased .................   349,595.850             -             -   342,422.647   364,540.968             -
Units reedeemed .................    (2,747.245)            -             -   (18,550.684)   (4,879.794)            -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    93,995.736             -             -   (42,022.888)   (9,090.234)            -
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year...................   440,844.341             -             -   632,420.015   350,570.940             -
                                    ===========   ===========   ===========   ===========   ===========   ===========



                                                PUTNAM'S PCM                               PUTNAM'S PCM
                                                ASIA PACIFIC                             NEW OPPORTUNITIES
                                                 GROWTH FUND                                   FUND
                                    -------------------------------------      -------------------------------------

                                   Year ended    Year ended    Year ended    Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993          1995          1994          1993
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............             -             -             -             -             -             -
Units purchased .................    59,171.003             -             -   191,561.789             -             -
Units reedeemed .................      (164.483)            -             -    (1,607.939)            -             -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    18,399.999             -             -    89,215.786             -             -
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year.................      77,406.519             -             -   279,169.636             -             -
                                     ==========   ===========   ===========   ===========   ===========   ===========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                 PUTNAM'S PCM                              PUTNAM'S PCM
                                                GROWTH & INCOME                         UTILITIES GROWTH &
                                                     FUND                                   INCOME FUND
                                   ----------------------------------------   ---------------------------------------

                                   Year ended    Year ended    Year ended     Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993           1995          1994          1993
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   beginning of year ............   263,273.051             -             -   120,645.331             -             -
Units purchased .................   411,254.359   211,628.753             -   109,716.900   104,433.541             -
Units reedeemed .................   (19,519.533)   (6,596.040)            -    (6,323.494)   (1,165.178)            -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................   204,397.462    58,240.338             -    70,057.985    17,376.968             -
                                    -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding,
   end of year...................   859,405.339   263,273.051             -   294,096.722   120,645.331             -
                                    ===========   ===========   ===========   ===========   ===========   ===========

                                                  PUTNAM'S PCM
                                                     VOYAGER
                                                      FUND
                                     ---------------------------------------

                                     Year ended    Year ended    Year ended
                                      Dec. 31,      Dec. 31,      Dec. 31,
                                        1995          1994          1993
                                     -----------   -----------   -----------
Units outstanding,
   beginning of year ............    423,202.264             -             -
Units purchased .................    702,903.236   305,026.287             -
Units reedeemed .................    (23,265.910)   (4,175.151)            -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................    267,619.237   122,351.128             -
                                     -----------   -----------   -----------
Units outstanding,
   end of year...................  1,370,458.827   423,202.264             -
                                   =============   ===========   ===========

                                                  NORTHSTAR'S                               NORTHSTAR'S
                                                INCOME & GROWTH                               GROWTH
                                                     FUND                                      FUND
                                   ---------------------------------------  ----------------------------------------

                                   Year ended    Year ended    Year ended     Year ended    Year ended    Year ended
                                    Dec. 31,      Dec. 31,      Dec. 31,       Dec. 31,      Dec. 31,      Dec. 31,
                                      1995          1994          1993           1995          1994          1993
                                   ------------   ---------   -----------   -------------   -----------   ----------
Units outstanding,
   beginning of year ............             -           -             -             -             -              -
Units purchased .................    36,112.093           -             -    15,762.759             -              -
Units reedeemed .................       (76.821)          -             -      (272.010)            -              -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................     2,083.108           -             -       807.569             -              -
                                    -----------   ---------   -----------   -----------   -----------    -----------
Units outstanding,
   end of year.................      38,118.380           -             -    16,298.318             -              -
                                     ==========   =========      ========    ==========      ========       ========


                                                  NORTHSTAR'S
                                                MULTI-SECTOR BOND
                                                      FUND
                                     ---------------------------------------

                                     Year ended    Year ended    Year ended
                                      Dec. 31,      Dec. 31,      Dec. 31,
                                        1995          1994          1993
                                     -----------   -----------   -----------
Units outstanding,
   beginning of year ............             -              -             -
Units purchased .................    21,443.118              -             -
Units reedeemed .................        (0.504)             -             -
Units transferred between
   Sub-Accounts and/or
   Fixed Account ................       521.209              -             -
                                     ----------    -----------    ----------
Units outstanding,
   end of year.................      21,963.823              -             -
                                     ==========     ==========    ==========

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



7. STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
   Operations and changes in Contract Owners' equity for the year ended December 31, 1995 were as follows, (in thousands):


                                                 Select                  Fidelity's   Fidelity's    Fidelity's   Fidelity's
                                                 Capital      Select        VIPF         VIPF          VIPF         VIPF
                                                 Growth       Managed   Money Market  High Income  Equity-Income   Growth
                                     Total     Fund, Inc.   Fund, Inc.    Portfolio    Portfolio     Portfolio    Portfolio
                                   ---------    ---------    ---------    ---------    ---------     ---------    ---------
Net investment income:
  Reinvested dividend income....  $    5,942  $         -   $         -    $     889     $  1,195    $   1,757    $     316
  Reinvested capital gains ......      3,314            -             -            -            -        2,956            -
  Administrative expenses.......      (4,764)         (31)          (37)        (258)        (362)      (1,160)      (1,186)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net investment income (loss)
            and capital gains ...      4,492          (31)          (37)         631          833        3,553         (870)
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares..      9,391         (476)            8            -          352        2,308        4,436
  Increase (decrease) in unrealized
    appreciation of investments .     51,022          671           191            -        2,123       14,818       17,432
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net realized and
          unrealized gains (losses)   60,413          195           199            -        2,475       17,126       21,868
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
            Net additions
              from operations....     64,905          164           162          631        3,308       20,679       20,998
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Contract Owners' transactions:
  Net purchase payments.........      90,585           54            55       13,020        4,741       15,132       11,039
  Surrenders ....................    (21,291)        (276)         (303)      (1,520)      (1,153)      (5,022)      (6,438)
  Transfers between Sub-Accounts
    and/or Fixed Account........        (913)      (5,856)       (5,808)      (7,383)         125        5,000        8,840
  Annuity payments ..............       (958)         (34)           (1)         (40)        (110)        (147)        (264)
  Transfers (from) to required
    reserves ....................       (146)        (147)           (3)          (1)          (2)          (2)          24
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
    Net additions (reductions) for
      Contract Owners' transactions   67,277       (6,259)       (6,060)       4,076        3,601       14,961       13,201
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
        Net additions (reductions)
           for the year.........     132,182       (6,095)       (5,898)       4,707        6,909       35,640       34,199

Contract Owners' Equity,
   beginning of the year ........    245,469        6,095         5,898       14,657       16,169       56,844       56,635
                                   ---------    ---------     ---------    ---------    ---------    ---------    ---------
Contract Owners' Equity,
   end of the year ..............   $377,651    $       -     $       -      $19,364      $23,078      $92,484      $90,834
                                    ========    =========     =========      =======      =======      =======      =======

                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                                                            Putnam's
                                                            Fidelity's                              Putnam's    Putnam's      PCM
                                  Fidelity's   Fidelity's      VIPF II    Fidelity's   Fidelity's       PCM         PCM    Utilities
                                    VIPF        VIPF II     Investment     VIPF II      VIPF II    Diversified  Growth &    Growth &
                                   Overseas   Asset Manager  Grade Bond    Index 500   Contrafund     Income      Income      Income
                                   Portfolio    Portfolio     Portfolio    Portfolio    Portfolio      Fund        Fund       Fund
                                   --------    ---------     ---------    ---------    ---------    ---------   ---------   --------
Net investment income:
  Reinvested dividend income....  $       92    $     842    $     380     $     47          $ 22      $   193      $  108    $  73
  Reinvested capital gains ......         92            -            -            6            45            -          61        -
  Administrative expenses.......        (382)        (701)        (187)         (69)          (23)         (72)        (90)      29)
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
        Net investment income (loss)
            and capital gains ...       (198)         141          193          (16)           44          121          79       44
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares..        886          796          111          260            21           80         130       55
  Increase (decrease) in unrealized
    appreciation of investments .      1,317        5,644        1,533        1,091           135          580       1,552      430
                                    --------    ---------    ---------    ---------     ---------    ---------   ---------   -------
        Net realized and
          unrealized gains (losses)    2,203        6,440        1,644        1,351           156          660       1,682      485
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
            Net additions
              from operations....      2,005        6,581        1,837        1,335           200          781       1,761      529
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
Contract Owners' transactions:
  Net purchase payments.........       4,248        5,759        7,616        2,858         4,088        3,564       4,937    1,190
  Surrenders ....................     (1,631)      (3,440)        (577)        (167)          (15)        (187)       (223)     (54)
  Transfers between Sub-Accounts
    and/or Fixed Account........      (1,843)         481       (4,104)       1,251         1,098         (437)      2,415      785
  Annuity payments ..............       (128)        (125)         (25)         (27)          (17)           -          (1)     (12)
  Transfers (from) to required
    reserves ....................         (2)          (3)          (2)           -             -            -          (2)       -
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
    Net additions (reductions) for
      Contract Owners' transactions .    644        2,672        2,908        3,915         5,154        2,940       7,126    1,909
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
        Net additions (reductions)
           for the year.........       2,649        9,253        4,745        5,250         5,354        3,721       8,887    2,438

Contract Owners' Equity,
   beginning of the year ........     23,567       40,239       11,242        2,737             -        3,307       2,630    1,126
                                   ---------    ---------    ---------    ---------     ---------    ---------   ---------   -------
Contract Owners' Equity,
   end of the year ..............    $26,216      $49,492      $15,987       $7,987        $5,354       $7,028     $11,517   $3,564
                                     =======      =======      =======       ======        ======       ======     =======   ======


                          NWNL SELECT VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED




7. STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED):
   Operations and changes in Contract Owners' equity for the year ended December 31, 1995 were as follows, (in thousands):


                                                   Putnam's       Putnam's
                                    Putnam's          PCM            PCM        Northstar's                   Northstar's
                                       PCM        Asia Pacific       New          Income and   Northstar's   Multi-Sector
                                     Voyager        Growth      Opportunities     Growth         Growth          Bond
                                      Fund           Fund           Fund           Fund           Fund           Fund
                                    ---------      ---------      ---------      ---------      ---------      ---------
Net investment income:
  Reinvested dividend income....... $     18       $     -         $    -          $   5          $   1             $4
  Reinvested capital gains .........     132             -              -             10             12              -
  Administrative expenses..........     (157)           (4)           (13)            (1)            (1)            (1)
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net investment income (loss)
       and capital gains ...........      (7)           (4)           (13)            14             12              3
                                   ---------     ---------      ---------      ---------      ---------      ---------
Realized and unrealized gains (losses):
  Net realized gains (losses) on
     redemptions of fund shares ....     360             -             59              2              3              -
  Increase (decrease) in unrealized
    appreciation of investments ....   3,182            20            314             (2)           (11)             2
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net realized and
        unrealized gains (losses) ..   3,542            20            373              -             (8)             2
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions
        from operations............    3,535            16            360             14              4              5
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' transactions:
  Net purchase payments ............   8,520           587          2,326            421            191            239
  Surrenders .......................    (272)           (1)            (8)            (1)            (3)             -
  Transfers between Sub-Accounts
    and/or Fixed Account ...........   3,218           183          1,082             24             10              6
  Annuity payments .................     (15)            -            (12)             -              -              -
  Transfers (from) to required
    reserves .......................      (4)            -             (2)             -              -              -
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions (reductions) for
      Contract Owners' transactions   11,447           769          3,386            444            198            245
                                   ---------     ---------      ---------      ---------      ---------      ---------
    Net additions (reductions)
      for the year .................  14,982           785          3,746            458            202            250

Contract Owners' Equity,
   beginning of the year ...........   4,323             -              -              -              -              -
                                   ---------     ---------      ---------      ---------      ---------      ---------
Contract Owners' Equity,
   end of the year ................. $19,305          $785         $3,746           $458           $202           $250
                                   =========     =========      =========      =========      =========      =========







                                     xviii

                      NWNL SELECT VARIABLE ACCOUNT
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38501i
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